STOCKHOLDERS' EQUITY (Tables)	12 Months Ended
Dec. 31, 2013
STOCKHOLDERS' EQUITY [Abstract]
Schedule of Common Stock
Composition:

December 31, 2013 and 2012	Registered	Issued and fully paid
Ordinary shares of NIS 0.33⅓ each	60,000,000	23,475,431